Subsequent Events	6 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
Subsequent Events

13. Subsequent Events

On December 20, 2023, the annual shareholders meeting passed a resolution to change the authorized share capital from US$l50,000.00 divided into 150,000,000 shares of a nominal or par value of US$0.001 each to US$l,000,000.00 divided into 1,000,000,000 shares of a nominal or par value of US$0.001 each (the “Ordinary Shares”). The Company also authorized the Board of Director to, at its discretion without further approval of the shareholders, to adopt a dual-class share capital structure to (i) re-classify all Ordinary Shares issued and outstanding into class A ordinary shares with a par value of US$0.001 each with one (1) vote per share and with other rights attached to it in the Second Amended and Restated Memorandum and Articles of Association (the “Class A Ordinary Shares”) on a one for one basis; (ii) re-designate 100,000,000 authorized but unissued Ordinary Shares into 100,000,000 class B ordinary shares with a par value of US$0.001 each with fifty (50) votes per share and with other rights attached to it in the Second Amended and Restated Memorandum and Articles of Association (the “Class B Ordinary Shares”) on a one for one basis; and (iii) re-designate the remaining authorized but unissued Ordinary Shares into Class A Ordinary Shares on a one for one basis. As of the date of this statement, the Board of Directors has not adopted a dual-class share capital structure.